		Jensen Quality Growth Fund Inc.
		Schedule of Investments
		August 31, 2019 (Unaudited)
		(showing percentage of total net assets)
Shares			Value
		COMMON STOCKS - 95.93%
		Aerospace & Defense - 5.56%
3,371,000		United Technologies Corporation	$439,039,040

		Air Freight & Logistics - 2.58%
1,714,000		United Parcel Service, Inc. - Class B	203,383,240

		Beverages - 6.93%
4,006,000		PepsiCo, Inc.	547,740,380

		Chemicals - 3.31%
1,266,000		Ecolab, Inc.	261,188,460

		Electrical Equipment - 2.13%
2,826,000		Emerson Electric Company	168,401,340

		Electronic Equipment, Instruments & Components - 1.61%
1,451,000		Amphenol Corporation. - Class A	127,020,540

		Food Products - 2.26%
3,313,000		General Mills, Inc.	178,239,400

		Health Care Equipment & Supplies - 10.64%
2,111,000		Becton Dickinson & Company	536,025,120
1,379,000		Stryker Corporation	304,290,140
			840,315,260
		Health Care Providers & Services - 4.67%
1,576,000		UnitedHealth Group, Inc.	368,784,000

		Household Products - 2.33%
1,528,000		The Procter & Gamble Company	183,711,440

		Industrial Conglomerates - 4.55%
2,222,600		3M Company	359,438,872

		Interactive Media & Services - 3.59%
238,000		Alphabet, Inc. - Class A (a)	283,346,140

		IT Services - 10.90%
1,595,000		Accenture PLC - Class A (b)	316,081,150
1,263,000		Broadridge Financial Solutions, Inc.	163,482,720
3,665,000		Cognizant Technology Solutions Corporation - Class A	224,994,350
555,000		Mastercard, Inc. - Class A	156,160,350
			860,718,570
		Life Sciences Tools & Services - 0.89%
331,300		Waters Corporation (a)	70,199,157

		Media - 2.64%
2,740,000		Omnicom Group, Inc.	208,404,400

		Pharmaceuticals - 8.03%
3,239,000		Johnson & Johnson	415,758,040
6,161,000		Pfizer, Inc.	219,023,550
			634,781,590
		Semiconductors & Semiconductor Equipment - 1.32%
840,000		Texas Instruments, Inc.	103,950,000

		Software - 12.04%
258,000		Intuit, Inc.	74,396,880
3,809,000		Microsoft Corporation	525,108,740
6,756,000		Oracle Corporation	351,717,360
			951,222,980
		Specialty Retail - 1.88%
2,710,600		The TJX Companies, Inc.	149,001,682

		Technology Hardware, Storage & Peripherals - 3.54%
1,341,000		Apple, Inc.	279,920,340

		Textiles, Apparel & Luxury Goods - 4.53%
2,176,000		NIKE, Inc. - Class B	183,872,000
2,121,000		VF Corporation	173,815,950
			357,687,950
		Total Common Stocks (Cost $4,375,137,772)	7,576,494,781

		Short-Term Investment - 3.91%
		Money Market Fund- 3.91%
308,784,245		First American Treasury Obligations Fund - Class X, 2.004% (c)	308,784,245
		Total Short-Term Investment (Cost $308,784,245)	308,784,245

		Total Investments (Cost $4,683,922,017) - 99.84%	7,885,279,026
		Other Assets in Excess of Liabilities - 0.16%	12,706,485
		TOTAL NET ASSETS - 100.00%	$7,897,985,511

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 4.00% as a percentage of net assets.
	(c)	Variable rate security. Rate listed is the 7-day effective yield as of August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The accompanying footnotes are an integral part of the Financial Statements.

Notes to Schedule of Investments
August 31, 2019 (Unaudited)
Jensen Quality Growth Fund Inc.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 -
Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 -	Inputs that are unobservable (including the Fund's own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of August 31, 2019, to value the Fund's investments carried at fair value.  The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$7,576,494,781	$7,576,494,781	$-	$-
Total Money Market Fund	308,784,245	308,784,245	-	-
Total Investments	$7,885,279,026	$7,885,279,026	$-	$-

* For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2019 with significant unobservable inputs which would be classified as Level 3.